Shareholders' Equity - Share capital (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2021 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Oct. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) € / shares shares	Nov. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Shareholders Equity
Authorized share capital | €					€ 13,600,000
Maximum aggregate offering of ordinary shares | $								$ 300,000,000
Par value per share | € / shares					€ 0.04
Shares issued in the period | €					€ 108,477,000	€ 272,000	€ 48,550,000
Ordinary
Shareholders Equity
Number of shares issued					74,865,381	54,131,553					53,975,838		43,149,987
Issued for cash					20,498,451	53,708	10,454,545
Issued for services					112,657	102,007	371,306
Exercise of share options					474,887	303,408	46,900
Treasury shares issued (transferred)					(352,167)	(303,408)	(46,900)
Maximum aggregate offering of ordinary shares | $								300,000,000
Number of shares authorised					170,000,000
Shares were issued and fully paid in cash					71,290,805
Treasury shares					3,574,576	3,926,743
Preferred
Shareholders Equity
Number of shares authorised					170,000,000
Market offering program | Ordinary
Shareholders Equity
Number of shares issued						0
Maximum aggregate offering of ordinary shares | $										$ 75,000,000
At The Market Offering
Shareholders Equity
Issue of ordinary shares (in shares)			585,398
Gross proceeds from issuance of shares | €			€ 2,767,000
Transaction cost | €			114,000
Net proceeds | €			€ 2,653,000
Underwritten public offering and direct offering
Shareholders Equity
Number of shares issued												10,454,545
Issue of ordinary shares (in shares)		15,923,077
Share price | $ / shares									$ 6.50			$ 5.50
Gross proceeds | €				€ 51,597,000
Gross proceeds from issuance of shares | €		€ 88,115,000
Transaction cost | €		5,499,000		3,047,000
Net proceeds | €		€ 82,616,000		€ 48,550,000
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	3,989,976
Gross proceeds from issuance of shares | €	€ 23,223,000
Transaction cost | €	€ 0
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders Equity
Number of shares issued											371,306
Maximum aggregate offering of ordinary shares | $											$ 3,501,000
Share price | (per share)							€ 8.51				$ 9.43
Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Number of shares issued					0
Cantor Fitzgerald & Co | At The Market Offering | Ordinary
Shareholders Equity
Maximum aggregate offering of ordinary shares | $								$ 75,000,000